PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following at:

	December 31, 2022	December 31, 2021
Equipment	$84,806	$92,873
Furniture and fixtures	9,517	9,517
Leasehold improvements	-	4,759
Total cost	94,323	107,149
Accumulated depreciation	(66,716)	(53,700)
Property and equipment, net	$27,607	$53,449

Depreciation expense for the years ended December 31, 2022 and 2021 was $17,887 and $16,130, respectively.